Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Summary of the financial instruments
The Group classifies its financial instruments into the categories below:

	Fair value Level	December 31, 2025	December 31, 2024

Financial assets

Financial assets at amortized cost
Accounts receivable		198,583	221,202
Cash and cash equivalents		53,601	33,418
Client funds on deposit and receivable		25,868	18,704
Deposit/guarantee on lease agreement		2,558	2,247
Investment funds receivable		2,283	—
Project advances		12,270	7,577
Other financial instruments - pre-paid energy trading contracts		15,049	—

Financial assets at fair value through profit or loss
Accounts receivable - Lavoro	2	15,385	12,332
Investments held in trust account	2	—	54,053
Long-term investments - KMP Growth Fund II	2	23,144	20,525
Long-term investments - Lavoro	1	1,065	11,337
Long-term investments - Other	2	20,318	17,354
Short term investments	1	35,111	4,956
Other financial assets – Call options	3	6,372	3,578
Other financial assets – Energy trading contracts	2	164,449	25,169
Other financial assets – Total return swap	2	1,194	—

Financial liabilities
Financial liabilities at amortized cost
Asset-backed payable		68,374	—
Client funds payable		25,868	18,704
Commitment subject to possible redemption		—	54,053
Consideration payable from acquisitions		143,005	184,596
Gross obligation under put option		24,577	18,258
Lease liabilities		23,816	22,438
Loans		174,868	227,971
Suppliers		58,841	41,788

Financial liabilities at fair value through profit or loss
Contingent consideration payable from acquisitions	3	41,429	38,628
Other financial liabilities – Energy trading contracts	2	149,879	17,686
Other financial liabilities – Warrants	3	—	6,143

Summary of significant unobservable inputs used in fair value measurement of liabilities
The following analysis illustrates valuation techniques, unobservable inputs used to value Level 3 financial instruments and the sensitivity to reasonable changes in the most significant underlying variables used in the measurement.

Description		Note	Valuation technique	Unobservable inputs	Range of unobservable inputs	Sensitivity	Financial impact

Other financial instruments	Tria call option	21 (c)	Monte Carlo simulation	Average EBITDA *	Risk neutral EBITDA with Standard deviation incorporated	10% change	Increase: US$ 1.4 million Decrease: US$ 1.1 million
Other financial instruments	Warrant liability	21 (c)	Monte Carlo simulation	Business combination probability	1.0% to 10.0%	1% 10%	US$ - million
Consideration payable from acquisition	Contingent consideration payable from acquisition – GPMS	21 (b)	Discounted cash flow	Discount rate Projected revenue targets	5.7%	100 basis points	US$ 0.4 million
Consideration payable from acquisition	Contingent consideration payable from acquisition – Nexus	21 (b)	Contractual payment achieving benchmark fees	Achieving benchmark fees	Benchmark fees as per acquisition agreement	1% Change	US$ 0.1 million
Consideration payable from acquisition	Contingent consideration payable from acquisition – BlueMacaw	21 (b)	Discounted cash flow	Discount rate Achieving fundraising targets	14.7%	100 basis points	US$ 0.1 million
Consideration payable from acquisition	Contingent consideration payable from acquisition – Kamaroopin	21 (b)	Discounted cash flow	Discount rate Achieving fundraising targets	14.7%	100 basis points	US$ - million

*EBITDA - Earnings before interest, tax depreciation and amortization

	Contingent considerations payable (a)	Long term investments at fair value through profit or loss (b)	PLAO Warrant liability	Call options (c)

Fair value of Level 3 financial instruments on December 31, 2023	18,201	27,624	—	2,896
Cumulative translation adjustment	(2,774)	—	—	(393)
Additions	30,445	—	—	791
Derecognition / settlements - VBI	(10,118)	—	—	(2,522)
Transfer from level 1 to level 3	—	—	470	—
Transfer from level 3 to level 2	—	(27,624)	—	—
Changes in fair value *	2,874	—	5,673	2,806
Fair value of Level 3 financial instruments on December 31, 2024	38,628	—	6,143	3,578
Cumulative translation adjustment	3,728	—	—	988
Derecognition	(1,049)	—	—	—
Settlement - BlueMacaw	(1,000)
Change in fair value *	1,122	—	(6,143)	1,806
Fair value of Level 3 financial instruments on December 31, 2025	41,429	—	—	6,372

* Changes in fair value include the impact from price risk and/or foreign exchange rate risk.
(a)Include contingent consideration payable from acquisitions to sellers of VBI, Kamaroopin, Nexus, BlueMacaw and GPMS (refer note 21 (b)). The VBI contingent consideration was settled on August 1,2024, with the exercise of the call option.
(b)Relates to investments in Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia, and KMP Growth Fund II (refer note 12(b)).
(c)Include VBI and Tria call option arrangements to purchase remaining non-controlling interest and other purchased options (refer note 21(d)). The VBI call option was exercised on August 1, 2024.
c.Financial instruments measured at amortized cost

Summary of amounts receivable and project advances
The amounts receivable, including project advances, on December 31, 2025, are expected to be received as demonstrated below:

	Overdue					Due in
	Less than 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	01 to 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	Total

Accounts Receivable (a)	4,627	2,685	1,554	1,171	9,446	79,121	12,507	223	7,242	95,392	213,968
Project Advances	—	—	—	—	—	3,533	3,049	1,512	4,176	—	12,270
Total	4,627	2,685	1,554	1,171	9,446	82,654	15,556	1,735	11,418	95,392	226,238

(a)Due in "Over 360 days" include:
•The postponed balance of US$76.8 million for PBPE VI LP. (“PBPE Fund IV”) - refer to note 8(b).
•The Lavoro asset-linked receivable of US$15.4 million - refer to note 8(c).

Summary of expected future payments for liabilities
Expected future payments reflect undiscounted future cash outflows to settle financial liabilities on December 31, 2025, which are shown below.

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total

Suppliers	58,841	—	—	—	—	58,841
Lease payments	1,051	1,052	1,052	3,157	22,832	29,144
Loans (a)	264	3,728	1,461	5,354	182,095	192,902
Consideration and deferred consideration payable	31,123	29,538	4,599	29,570	37,253	132,083
Contingent consideration payable	4,836	2,185	—	—	38,506	45,527
Gross obligation under put option	—	—	—	—	44,217	44,217
Financial liabilities – energy trading contracts (b)	19,425	20,861	15,479	61,658	32,456	149,879
Asset-backed payable (c)	—	—	—	—	75,000	75,000
Client funds payable (d)	25,868	—	—	—	—	25,868
Total	141,408	57,364	22,591	99,739	432,359	753,461

(a)Principal values outstanding on December 31, 2025, are expected to be settled on maturity – refer to note 16 for maturity dates of loans with financial institutions.
(b)The Group has an equivalent of US$179.5 million in energy trading financial assets which decreases the Group's liquidity risk on settlement date – refer to note 12(c) for the aging of financial assets and liabilities on energy trading.
(c)To be settled with funds receivable from PBPE Fund IV - refer to note 8(b).
(d)Settled with proceeds held in Client funds on deposit account - refer note 7.

Disclosure of interest rate sensitivity [Table Text Block]

Interest rate exposure	Net income impact *	Sensitivity - 100bps Increase	Sensitivity - 100bps Decrease

Sensitivity on net income before tax	12,081	(1,840)	1,840
*The net income impact represents the interest expense for the year ended December 31, 2025 - refer to note 27.
Foreign exchange risk
Foreign exchange risk exists as the Group is exposed to changes in foreign exchange rates affecting the income or expenses, and the assets or liability balances of contracts indexed to a foreign currency. The Group measures its foreign exchange exposure by subtracting its non-US dollar currency liabilities from its respective non-US dollar currency denominated assets, thus obtaining its net foreign exchange exposure and the amount affected by exchange fluctuations.
The sensitivity analysis below is based on financial assets and financial liabilities exposed to currency fluctuations against the US dollar, as demonstrated below:

Summary of sensitivity analysis was based on the material assets and liabilities exposed to currencies fluctuation

On December 31, 2025	Balance in each exposure currency						Exchange Variation impact in US$ considering 10% change in the reporting date rates.
	BRL(a)	HKD (b)	CLP (c)	COP (d)	GBP (e)	Other (f)

Cash and cash equivalents	129,832	6,107	10,682,087	11,298,921	5,446	4,679	4,795
Short term investments	93,147	—	804,002	35,544,150	—	—	2,722
Client funds on deposit & receivable	—	—	23,347,795	—	—	—	2,587
Accounts receivable	366,100	—	11,401,065	17,387,010	7,866	—	9,436
Projects Advance	24,911	—	224,938	1,125,556	221	—	537
Deposit/guarantee on lease agreement	88	336	1,212,992	104,959	589	—	222
Long-term investments	9,607	—	481,354	7,295,837	2,381	—	742
Investment funds receivable	—	—	2,060,675	—	—	—	228
Client funds payable	—	—	(23,347,795)	—	—	—	(2,587)
Lease liabilities	(30,458)	—	(3,002,414)	(5,652,410)	(6,139)	—	(1,862)
Suppliers	(259,339)	(271)	(1,444,443)	(2,142,549)	(4,300)	—	(5,512)
Other financial assets	1,021,493	—	—	—	—	—	18,565
Other financial liabilities	(824,699)	—	—	—	—	—	(14,988)
Loans	—	—	(106)	(1,500,227)	—	—	(40)
Gross obligation under put option	(123,904)	—	—	—	—	—	(2,252)
Consideration and deferred consideration payable from acquisitions	(388,294)	—	—	(133,897,759)	(26,273)	—	(14,135)
Contingent consideration payable from acquisition	—	—	—	(18,288,540)	(21,579)	—	(3,391)
Net Impact							(4,933)

On December 31, 2024	Balance in each exposure currency					Exchange Variation impact in US$ considering 10% change in the reporting date rates.
	BRL(a)	HKD (b)	CLP (c)	COP (d)	GBP (e)
Cash and cash equivalents	16,381	8,165	5,801,886	38,227,167	8,711	2,912
Short term investments	9,015	—	1,211,133	595	—	267
Client funds on deposit & receivable	—	—	18,612,153	—	—	1,870
Accounts receivable	280,434	1	10,655,062	11,129,539	12,122	7,371
Projects Advance	15,075	—	957,783	1,659,138	413	431
Deposit/guarantee on lease agreement	88	240	1,187,614	149,008	514	192
Long-term investments	6,540	—	575,532	7,891,367	118	357
Client funds payable	—	—	(18,612,153)	—	—	(1,870)
Lease liabilities	(37,170)	—	(3,639,862)	(5,710,950)	(4,358)	(1,642)
Suppliers	(127,861)	(261)	(2,133,015)	(4,788,674)	(4,749)	(2,986)
Other financial assets	178,011	—	—	—	—	2,875
Other financial liabilities	(109,517)	—	—	—	—	(1,769)
Loans	—	—	100	341,037	—	8
Gross obligation under put option	97,561	—	—	—	—	1,576
Consideration and deferred consideration payable from acquisitions	(443,089)	—	—	(121,147,698)	(45,319)	(15,585)
Contingent consideration payable from acquisition	(44,673)	—	—	(26,817,201)	(20,206)	(3,863)
Net Impact						(9,856)

(a)BRL - Brazilian Real, (b) HKD - Hong Kong dollar, (c) CLP - Chilean Peso, (d) COP - Colombian Peso, (e) GBP - Pound Sterling (f) Other - Mexican Peso & Peruvian Nuevo Sol